Annual Fund Operating Expenses (INVESCO TAX-EXEMPT SECURITIES FUND)	12 Months Ended
	May 02, 2011
CLASS A
Annual Fund Operating Expenses
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.25%
Interest Expense	0.06%
Other Expenses	0.12%	[1]
Total Other Expenses	0.18%	[1]
Total Annual Fund Operating Expenses	0.83%	[1]
CLASS B
Annual Fund Operating Expenses
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.60%
Interest Expense	0.06%
Other Expenses	0.12%	[1]
Total Other Expenses	0.18%	[1]
Total Annual Fund Operating Expenses	1.18%	[1]
CLASS C
Annual Fund Operating Expenses
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	0.70%
Interest Expense	0.06%
Other Expenses	0.12%	[1]
Total Other Expenses	0.18%	[1]
Total Annual Fund Operating Expenses	1.28%	[1]
CLASS Y
Annual Fund Operating Expenses
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Interest Expense	0.06%
Other Expenses	0.12%	[1]
Total Other Expenses	0.18%	[1]
Total Annual Fund Operating Expenses	0.58%	[1]

[1]	"Other Expenses", "Total Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.